Basis of Preparation and Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of preparation
Basis of preparation
The audited consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP"). Amounts are presented in United States Dollars (“U.S. dollar or $”) rounded to the nearest million, unless otherwise stated.

Certain prior period amounts in the consolidated financial statements and accompanying notes have been reclassified to conform to the current period's presentation.

Principles of consolidation
Principles of consolidation

A variable interest entity (“VIE”) is defined by the accounting standard as a legal entity where either (a) equity interest holders, as a group, lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights. A party that is a variable interest holder is required to consolidate a VIE if the holder has both (a) the power to direct the activities that most significantly impact the entity’s economic performance, and (b) the obligation to absorb losses that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.
Investments in entities in which we directly or indirectly hold more than 50% of the voting control and meeting criteria (a) and (b) above in regards to requirements to consolidate a VIE are consolidated in the financial statements. All intercompany balances and transactions are eliminated. The non-controlling interests of subsidiaries are included in the Consolidated Balance Sheets and Consolidated Statements of Operations as “Non-controlling interests".

Foreign currencies
Foreign currencies
The Company and the majority of its subsidiaries use the U.S. dollar as their functional currency as the majority of their revenues and expenses are denominated in U.S. dollars. Accordingly, the Company’s reporting currency is also U.S. dollars. For subsidiaries that maintain their accounts in currencies other than U.S. dollars, the Company uses the current method of translation whereby the statement of operations is translated using the average exchange rate for the period and the assets and liabilities are translated using the period end exchange rate.
Transactions in foreign currencies are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Gains and losses on foreign currency transactions are included in "Other financial (expenses) income, net" in the Consolidated Statements of Operations.

Use of estimates
Use of estimates
The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In assessing the recoverability of our jack-up rigs' carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual or scrap values, utilization, dayrates, operating and maintenance expenses and capital expenditures.

Fair value measurements
Fair value measurements

We account for fair value measurement in accordance with the accounting standards guidance using fair value to measure assets and liabilities. The guidance provides a single definition for fair value, together with a framework for measuring it, and requires additional disclosure about the use of fair value to measure assets and liabilities.

Revenue, Contract assets and contract liabilities
Revenue
The Company performs services that represent a single performance obligation under its drilling contracts. This performance obligation is satisfied over time. The Company earns revenues primarily by performing the following activities: (i) providing the drilling rig, work crews, related equipment and services necessary to operate the rig (ii) delivering the drilling rig by mobilizing to and demobilizing from the drilling location, and (iii) performing certain pre-operating activities, including rig preparation activities or equipment modifications required for the contract.
The Company recognizes revenues earned under drilling contracts based on variable dayrates, which range from a full operating dayrate to lower rates or zero rates for periods when drilling operations are interrupted or restricted, based on the specific activities performed during the contract. The total transaction price is determined for each individual contract by estimating both fixed and variable consideration expected to be earned over the firm term of the contract and may include the blending of rates when a contract has operating dayrates that change over the firm term of the contract. Such dayrate consideration is attributed to the distinct time period to which it relates within the contract term, and therefore is recognized as the Company performs the services.
The Company recognizes revenues earned in relation to contract management agreements where we provide rig operational and maintenance support services to third parties based either on a cost-plus or dayrate basis. Such consideration is attributed to the distinct time period to which it relates within the contract term, and therefore is recognized as the Company performs the services.
The Company recognizes revenues earned in relation to certain bareboat charter agreements where we lease our owned rigs to third parties based on fixed daily rates, which range from operating rates to stand-by rates or zero rates for periods when drilling operations are interrupted or restricted, based on the specific activities performed during the contract. The total transaction price is determined for each individual contract by estimating both fixed and variable consideration expected to be earned over the firm term of the contract and may include the blending of rates when a contract has fixed daily rates that change over the firm term of the contract. Such fixed daily rate consideration is attributed to the distinct time period to which it relates within the contract term, and therefore is recognized as the Company performs the services.
The Company recognizes reimbursement revenues and the corresponding costs, gross, at a point in time, as the Company provides the customer-requested goods and services, when such reimbursable costs are incurred while performing drilling operations. Reimbursable revenues are recognized in “Dayrate revenue” in the Consolidated Statement of Operations.
Prior to performing drilling operations, the Company may receive pre-operating revenues, on either a fixed lump-sum or variable dayrate basis, for mobilization, contract preparation, customer-requested goods and services or capital upgrades or other upfront payments, which the Company recognizes over time in line with the satisfaction of the performance obligation. These activities are not considered to be distinct within the context of the contract and therefore, the associated revenue is allocated to the overall performance obligation and recognized ratably over the expected term of the related drilling contract. We record a contract liability for mobilization fees received, which is amortized ratably to dayrate revenue as services are rendered over the initial term of the related drilling contract.
We may receive fees (on either a fixed lump-sum or variable dayrate basis) for the demobilization of our rigs. Demobilization revenue expected to be received upon contract completion is estimated as part of the overall transaction price at contract inception and recognized over the term of the contract. In most of our contracts, there is uncertainty as to the likelihood and amount of expected demobilization revenue to be received as the amount may vary dependent upon whether or not the rig has additional contracted work following the contract. Therefore, the estimate for such revenue may be constrained, depending on the facts and circumstances pertaining to the specific contract. We assess the likelihood of receiving such revenue based on past experience and knowledge of the market conditions.
Related party revenue
a.Management and services revenue: We provided corporate support services, secondment of personnel and management services to our equity method investments under management and service agreements. The revenue for these services is based on costs incurred in the period, inclusive of an appropriate margin and is recognized under related party revenue in our Consolidated Statement of Operations. The associated costs are included within total operating expenses in our Consolidated Statements of Operations.
b.Bareboat revenue: We leased rigs on bareboat charters to our Equity Method Investments, Perforaciones Estratégicas e Integrales Mexicana, S.A. de C.V. (“Perfomex”) and Perforaciones Estrategicas e Integrales Mexicana II, SA de CV (“Perfomex II”). We expected lease revenue earned under the bareboat charters to be variable over the lease term, as a result of the contractual arrangement which assigned the bareboat a value over the lease term equivalent to residual earnings after operating expenses and other fees. We, as a lessor, did not recognize a lease asset or liability on our balance sheet at the time of the formation of the entities nor as a result of the lease. Revenue was recognized under "Related party revenue" in our Consolidated Statements of Operations.
Contract costs
The Company incurs costs to prepare rigs for contract and deliver or mobilize rigs to drilling locations. The Company defers pre-operating contract preparation and mobilization costs, and recognizes such costs on a straight-line basis, in "Rig operating and maintenance expenses" in the Consolidated Statements of Operations, over the estimated firm period of the drilling contract. Contract preparation and mobilization costs can include costs relating to equipment, labor and rig transportation costs (tugs, heavy lift vessel costs), that are directly attributable to our future performance obligation under each respective drilling contract. Costs incurred for the demobilization of rigs at contract completion are recognized as incurred during the demobilization process.
Related parties
Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or common significant influence.
Contract assets and contract liabilities

Contract asset balances consist primarily of accrued revenue relating to work performed in the period, however which is yet to be invoiced. When the right to consideration becomes unconditional based on the contractual billing schedule, accrued revenue is recognized. At the point that accrued revenue is billed, trade accounts receivables are recognized. Contract asset balances also include amounts recognized in advance of amounts invoiced due to the blending of rates when a contract has operating dayrates that increase over the firm term of the contract.
Contract liabilities include payments received for mobilization as well as rig preparation and upgrade activities which are allocated to the overall performance obligation and recognized ratably over the initial term of the contract in "Total operating revenues" in the Consolidated Statements of Operations.
Rig operating and maintenance expenses
Rig operating and maintenance expenses
Rig operating and maintenance expenses are costs associated with operating rigs that are either in operation or stacked, and include the remuneration of offshore crews and related costs, rig supplies, inventory, insurance costs, expenses for repairs and maintenance as well as costs related to onshore personnel in various locations where we operate and are expensed as incurred. Stacking costs for rigs are expensed as incurred.

Impairment of long-lived assets
Impairment of long-lived assets

We continually monitor events and changes in circumstances that could indicate carrying amounts of our long-lived assets may not be recoverable. If such events or changes in circumstances are present, we assess the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, we recognize an impairment loss based on the excess of the carrying amounts over the respective fair values, based on the discounted cash flows. In this assessment of recoverability, we apply a variety of valuation methods, incorporating income, market and cost approaches. We may weight the approaches under certain circumstances. Our estimate of fair value generally requires us to use significant unobservable inputs, representative of Level 3 fair value measurements, including assumptions regarding long-term future performance of our asset groups, such as projected revenues and costs, dayrates, utilization and residual values. These projections involve uncertainties that rely on assumptions about demand for our services and future market conditions.

Equity method investments
Equity method investments

We account for our ownership interest in certain of our investments as equity method investments. The equity method of accounting is applied when we generally have between 20% and 50% of the voting rights, or over which we have significant influence, but over which we do not exercise control or have the power to control the financial and operational policies. This also extends to entities in which we hold a majority interest, but we do not have control. Under this method, we record our investment at cost and adjust the carrying amount for our share of earnings or losses of the equity method investment in "Income/(loss) from equity method investments" in the Consolidated Statements of Operations. When our share of losses equals or exceeds our interest, we do not recognize further losses, unless we have incurred obligations or made payments on behalf of the equity method investment. Guarantees issued to the equity method investments and in-substance capital contributions and capital contributions are added to the carrying value of the equity method investment in the Consolidated Balance Sheets. Our share of earnings or losses are reflected as a non-cash activity in operating activities in the Consolidated Statements of Cash Flows.
Investments in equity method investments are assessed for other-than-temporary impairment whenever changes in the facts and circumstances indicate that the fair value may be below the carrying value of our investment. Where determined to be other-than-temporary impairment, we will recognize an impairment loss in the period in "Income / (loss) from equity method investments" in the Consolidated Statements of Operations.
Income taxes
Income taxes
Borr Drilling Limited is a Bermuda company that has a number of subsidiaries, affiliates and branches in various jurisdictions, a number of which have evolving tax laws. On December 27, 2023, Bermuda enacted the Corporate Income Tax Act 2023 ("Corporate Income Tax Act") which introduces a 15% income tax from January 1, 2025. This is consistent with the Global Anti-Base Erosion Model Rules (Pillar 2) published by the Organization for Economic Co-operation and Development (“OECD”) and it overrides previous assurances of tax exemption in Bermuda until 2035. Based on the Corporate Income Tax Act, the Company and its Bermuda subsidiaries will not be subject to Bermuda income tax until such time as Borr achieves consolidated global revenues of USD equivalent of EUR 750 million or more in two of the preceding four fiscal years. This means that under current tax legislation, Bermuda income tax will be applicable to the Company at the same time Pillar 2 becomes applicable to Borr globally. This is expected to be from January 1, 2026. Certain subsidiaries, affiliates and branches operate in other jurisdictions where withholding taxes are imposed. Consequently, income taxes have been recorded in these jurisdictions when appropriate. Our income tax expense is based on our income and statutory tax rates in the various jurisdictions in which we operate. We provide for income taxes based on the tax laws and rates in effect in the countries in which operations are conducted and income is earned.
The determination and evaluation of our annual group income tax provision involves interpretation of tax laws in various jurisdictions in which we operate and requires significant judgment and use of estimates and assumptions regarding significant future events, such as amounts, timing and character of income, deductions and tax credits. There are certain transactions for which the ultimate tax determination is unclear due to uncertainty in the ordinary course of business. We recognize tax liabilities on uncertain tax positions as per US GAAP, including penalties and interest, if applicable, based on our assessment of whether our tax positions are more likely than not sustainable, based solely on the technical merits and considerations of the relevant taxing authority’s widely understood administrative practices and precedence. Changes in tax laws, regulations, agreements, treaties, foreign currency exchange restrictions or our levels of operations or profitability in each jurisdiction may impact our tax liability in any given year. While our annual tax provision is based on the information available to us at the time, a number of years may elapse before the ultimate tax liabilities in certain tax jurisdictions are determined. Current income tax expense reflects an estimate of our income tax liability for the current period, withholding taxes, changes in prior year tax estimates as tax returns are filed, or from tax audit adjustments.
Income tax expense consists of taxes currently payable and changes in deferred tax assets and liabilities calculated according to local tax rules.
Deferred tax assets and liabilities are based on temporary differences that arise between carrying values used for financial reporting purposes and amounts used for taxation purposes of assets and liabilities and the future tax benefits of tax loss carry forwards.
Our deferred tax expense or benefit represents the change in the balance of deferred tax assets or liabilities as reflected in the Consolidated Balance Sheets. Valuation allowances are determined to reduce deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized. To determine the amount of deferred tax assets and liabilities, as well as of the valuation allowances, we must make estimates and certain assumptions regarding future taxable income, including assumptions regarding where our jack-up rigs are expected to be deployed, the expected contracting dayrate, as well as other assumptions related to our future tax position. Only firm contracts are taken into account for these assessments. A change in such estimates and assumptions, along with any changes in tax laws, could require us to adjust the deferred tax assets, liabilities, or valuation allowances. The amount of deferred tax provided is based upon the expected manner of settlement of the carrying amount of assets and liabilities, using tax rates enacted at the balance sheet date. The impact of tax law changes is recognized in periods when the change is enacted.

Earnings per share
Earnings per share
Basic earnings/(loss) per share (“EPS”) is calculated based on the income/(loss) for the period available to common shareholders divided by the weighted average number of shares outstanding. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments which for the Company includes share options, performance stock units, restricted stock units and convertible bonds. The determination of dilutive EPS may require us to make adjustments to net income/(loss) and the weighted average shares outstanding used to compute basic EPS unless anti-dilutive.

Onerous contracts
Onerous contracts
When we acquire newbuild jack-up drilling rigs there may exist instances whereby the fair value of the rig being constructed is less than the present value of the remaining contractual commitments for the rig. Such contracts are recorded as a liability when the difference is identified.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash, bank deposits and highly liquid financial instruments with original maturities of three months or less.
Restricted cash
Restricted cash
Restricted cash consists of bank deposits which have been pledged as collateral for guarantees issued by banks in relation to rig operating contracts or minimum deposits which must be maintained in accordance with credit agreements. Restricted cash amounts with maturities longer than one year are classified as non-current assets.

Allowance for credit losses
Allowance for credit losses
Financial assets recorded at amortized cost reflect an allowance for current expected credit losses ("credit losses") over the lifetime of the instrument. The allowance for credit losses reflects a deduction to the net amount expected to be collected on the financial asset. Amounts are written off against the allowance when management believes the balance is uncollectible. Expected recoveries will not exceed amounts previously written-off or current credit loss allowances by financial asset category. We estimate expected credit losses based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. Specific calculation of our credit allowances is included in the respective accounting policies included herein; all other financial assets are assessed on an individual basis calculated using the method we consider most appropriate for each asset.

Trade receivables
Trade receivables
Trade receivables are recognized when the right to consideration becomes unconditional based upon contractual billing schedules. Trade receivables are presented net of allowances for expected credit losses. The allowances for expected credit losses are calculated using a loss rate applied against an aging matrix and is recorded in "Rig operating and maintenance expenses" in the Consolidated Statements of Operations, as and when they occur.
Investments in marketable equity securities
Investment in marketable equity securities
Investment in marketable equity securities with readily determinable fair values are measured at fair value each reporting period with the related gains and losses, including unrealized, recognized in “Other financial expenses, net” in the Consolidated Statements of Operations.
We classify our investment in marketable equity securities as current assets because the securities are available to be sold to meet liquidity needs if necessary, even if it is not the intention to dispose of the securities in the next twelve months.

Jack-up drilling rigs
Jack-up drilling rigs
Jack-up rigs and related equipment are recorded at historical cost less accumulated depreciation and impairment. Jack-up rigs and related equipment acquired as part of asset acquisitions are stated at fair market value as of the date of acquisition. The cost of our jack-up rigs and related equipment are depreciated on a straight-line basis, after deducting salvage values, over their estimated remaining economic useful lives. Depreciation commences when an asset is placed into service, and available for its intended use.

Useful lives applied in depreciation are as follows:

Jack-up rigs                        30 years
Jack-up rig equipment and machinery            3 to 20 years
All costs incurred in connection with the acquisition, construction, major enhancement and improvement of assets are capitalized, including allocations of interest incurred during periods that our jack-up rigs are under construction or undergoing major enhancements or improvements. Costs incurred to place an asset into service are capitalized, including costs related to the initial mobilization of a newbuild jack-up rig. Expenditures that do not improve the operating efficiency or extend the useful lives of jack-up rigs or related equipment are expensed as incurred.

We use judgement in considering if events or changes in circumstances indicate that the carrying amount of such jack-up rigs may not be recoverable. This assessment is done on a quarterly basis. When indicators are present, recoverability is determined by comparing the carrying amount of an asset to the estimated undiscounted cash flows of the asset. If the total of the undiscounted cash flows is less than the carrying amount, an impairment loss is recognized as the difference between the carrying amount of the asset and its fair value. Jack-up rigs and related equipment held-for-sale are recorded at the lower of net book value or fair value.

Interest cost capitalized
Interest cost capitalized
Interest costs are capitalized on all qualifying assets that require a period of time to get them ready for their intended use. Qualifying assets consist of newbuilding rigs under construction. The interest costs capitalized are calculated using the weighted average cost of borrowings, from commencement of the asset development until substantially all the activities necessary to prepare the asset for its intended use are complete. We do not capitalize amounts beyond the actual interest expense incurred in the period.

Newbuildings
Newbuildings
Jack-up rigs under construction are capitalized, classified as newbuildings and presented as non-current assets. All costs directly incurred in connection with the construction of newbuildings are capitalized, including allocations of interest incurred during periods that our newbuildings are under construction. Costs incurred to place an asset into service are capitalized, including costs related to the initial mobilization of a newbuild jack-up rig. We do not recognize depreciation on our jack-up rigs under construction.
Capitalized costs are reclassified from newbuildings to jack-up rigs when the assets are available for their intended use.
Leases
Leases
The following sets out the lease accounting policy for all leases with the exception of short-term leases (less than 12 months) for which we have elected to recognize the lease payments in our Consolidated Statements of Operations on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.
Lessee: When we enter into a new contract, or modify an existing contract, we evaluate whether that contract has a finance or operating lease component. We do not have, nor expect to have any leases classified as finance leases. We determine the lease commencement date by reference to the date the leased asset is available for use and transfer of control has occurred from the lessor. At the lease commencement date, we measure and recognize a lease liability and a right of use ("ROU") asset in the Consolidated Balance Sheets. The lease liability is measured at the present value of the lease payments not yet paid, discounted using the estimated incremental borrowing rate ("IBR") at lease commencement. The ROU asset is measured at the initial measurement of the lease liability, plus any lease payments made to the lessor at or before the commencement date, minus any lease incentives received, plus any initial direct costs incurred by us.
After the commencement date, we adjust the carrying amount of the lease liability by the amount of payments made in the period as well as the unwinding of the discount over the lease term using the straight-line interest method. After commencement date, we amortize the ROU asset by the amount required to keep total lease expense including interest constant (straight-line over the lease term).
Absent an impairment of the ROU asset, the single lease cost is calculated so that the remaining cost of the lease is allocated over the remaining lease term on a straight-line basis. The Company assesses a ROU asset for impairment and recognizes any impairment loss in accordance with the accounting policy on impairment of long-lived assets.
We applied the following assumptions and judgments in accounting for our leases.
•We apply judgment in determining whether a contract contains a lease or a lease component as defined by Topic 842.
•We have elected to combine leases and non-lease components. As a result, we do not allocate our consideration between leases and non-lease components.
~~•~~The discount rate applied to our operating leases is our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.
•Within the terms and conditions of some of our operating leases we have options to extend or terminate the lease. In instances where we are reasonably certain to exercise available options to extend or terminate, then the option is included in determining the appropriate lease term to apply. Options to renew our lease terms are included in determining the ROU asset and lease liability when it is reasonably certain that we will exercise that option.
Lessor: When we enter into a new contract, or modify an existing contract, we identify whether that contract has a sales-type, direct financing or operating lease. We do not have, nor expect to have any leases classified as sales-type or direct financing. For our operating lease, the underlying asset remains on our Consolidated Balance Sheets and we record periodic depreciation expense and lease revenue.

Interest-bearing debt, Deferred charges, Debt extinguishments and modifications, and Convertible bonds
Interest-bearing debt
Interest-bearing debt is recognized initially at fair value less directly attributable transaction costs. Subsequent to initial recognition, interest-bearing borrowings related to delivery financing are stated at amortized cost.
Premiums and discounts related to the issuance of term debt are deferred and amortized over the term of the relevant debt using the straight-line method as this approximates the effective interest method. Amortization of premiums and discounts is included in "Interest expense" in the Consolidated Statements of Operations. Premiums and discounts are presented as an adjustment to the corresponding liability in the Consolidated Balance Sheets.
Deferred charges

Costs associated with long-term financing, including debt arrangement fees, are deferred and amortized over the term of the relevant loan using the straight-line method as this approximates the effective interest method. Amortization of loan costs is included in "Interest expense" in the Consolidated Statements of Operations. If a loan is repaid early, any unamortized portion of the related deferred charge is charged against income in the period in which the loan is repaid. Deferred charges are presented as either a gross asset or as a deduction from the corresponding liability in the Consolidated Balance Sheets.
Debt extinguishments and modifications
Costs associated with debt extinguishments are included in determining the debt extinguishment gain or loss which is included in "Interest expense" in the Consolidated Statements of Operations. Costs associated with debt modifications are accounted for as deferred charges. See Deferred charges accounting policy.
Convertible bonds
We account for debt instruments with convertible features in accordance with the details and substance of the instruments at the time of their issuance. For convertible debt instruments issued at a substantial premium to equivalent instruments without conversion features, or those that may be settled in cash upon conversion, it is presumed that the premium or cash conversion option represents an equity component.
Accordingly, we determine the carrying amounts of the liability and equity components of such convertible debt instruments by first determining the carrying amount of the liability component by measuring the fair value of a similar liability that does not have an equity component. The carrying amount of the equity component representing the embedded conversion option is then determined by deducting the fair value of the liability component from the total proceeds from the issue. The resulting equity component is recorded, with a corresponding offset to debt discount which is subsequently amortized to interest cost using the effective interest method over the period the debt is expected to be outstanding as an additional non-cash interest expense. Transaction costs associated with the instrument are allocated pro-rata between the debt and equity components.
For conventional convertible bonds which do not have a cash conversion option or where no substantial premium is received on issuance, it may not be appropriate to separate the bond into the liability and equity components.

Equity issuance costs	Equity issuance costs Equity issuance costs are recorded as a reduction of additional paid-in-capital and charged to shareholders' equity.
Pensions
Pensions
Defined benefit pension costs, assets and liabilities requires significant actuarial assumptions to be adjusted annually to reflect current market and economic conditions. We fair value, using level 3 inputs, our plan assets and projected benefit obligation.
Defined contribution pension costs represent the contributions payable to the scheme in respect of the accounting period and are recorded in the Consolidated Statements of Operations.

Treasury shares
Treasury shares
Treasury shares are recognized at cost as a component of shareholders’ equity. When we re-issue treasury stock at an amount greater/ (less) than the current price of the share (based on a first in first out policy), we realize a gain/ (loss) on the re-issuance of the shares. A gain on re-issuance of treasury shares is credited to additional paid-in-capital whereas a loss on re-issuance of treasury shares may be debited to additional paid-in-capital to the extent that previous net gains from sales or retirements of the same class of stock are included in additional paid-in-capital. Any losses in excess of that amount are charged to retained earnings.

Share-based compensation
Share-based compensation
Our stock-based compensation includes stock options, performance stock units ("PSUs") and restricted stock-units ("RSUs").
The fair value of stock options is estimated using the Black-Scholes Option pricing method, the fair value of the PSUs is estimated using the Monte Carlo option pricing model and the fair value of RSUs is estimated using the fair value of the Company's common stock at grant date.
We expense the fair value of stock-based compensation over the period the stock options, PSUs or RSUs vest. We amortize stock-based compensation awards on a straight-line basis over the period during which the individuals are required to provide service in exchange for the reward - the requisite service (vesting) period. No compensation cost is recognized for stock-based compensation for which the individuals do not render the requisite service. We account for forfeitures as they occur.

Contingencies
Contingencies
We assess our contingencies on an ongoing basis to evaluate the appropriateness of our liabilities and disclosures for such contingencies. We recognize a liability when we believe that a loss is probable and the amount of loss can be reasonably estimated, based upon the information available before the issuance of the financial statements.

Segment reporting
Segment reporting
A segment is a distinguishable component of the business that is engaged in business activities from which we earn revenues and incur expenses whose operating results are regularly reviewed by the chief operating decision maker ("CODM") (our Board of Directors), and which are subject to risks and rewards that are different from those of other segments. We have identified one reportable segment: our dayrate segment.
Adoption of new accounting standards and Issued not effective accounting standards
Adoption of new accounting standards
In June 2022, the Financial Accounting Standards Board ("FASB") issued ASU 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction and require the following disclosures for equity securities subject to contractual sale restrictions: 1) the fair value of equity securities subject to contractual sale restrictions reflected in the balance sheet; 2) the nature and remaining duration of the restriction(s) and 3) the circumstances that could cause a lapse in the restriction(s). These amendments are effective for the Company from January 1, 2024. There was no impact resulting from these amendments on our Audited Consolidated Financial Statements or related disclosures.
In March 2023, the FASB issued ASU 2023-01 Leases (Topic 842): Common Control Arrangements. The amendments provide a practical expedient for private companies and not-for-profit entities that are not conduit bond obligors to use the written terms and conditions of a common control arrangement to determine whether a lease exists and, if so, the classification of and accounting for that lease. If no written terms and conditions exist (including in situations in which an entity does not document existing unwritten terms and conditions in writing upon transition to the practical expedient), an entity is prohibited from applying the practical expedient and must evaluate the enforceable terms and conditions to apply Topic 842. Also, the amendments require that leasehold improvements associated with common control leases be: 1) amortized by the lessee over the useful life of the leasehold improvements to the common control group (regardless of the lease term) as long as the lessee controls the use of the underlying asset (the leased asset) through a lease. However, if the lessor obtained the right to control the use of the underlying asset through a lease with another entity not within the same common control group, the amortization period may not exceed the amortization period of the common control group; and 2) accounted for as a transfer between entities under common control through an adjustment to equity (or net assets for not-for-profit entities) if, and when, the lessee no longer controls the use of the underlying asset. Additionally, those leasehold improvements are subject to the impairment guidance in Topic 360, Property, Plant, and Equipment. These amendments are effective for the Company from January 1, 2024. There was no impact resulting from these amendments on our Audited Consolidated Financial Statements or related disclosures.
In March 2023, the FASB issued ASU 2023-02 Investments—Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method (a consensus of the Emerging Issues Task Force). The amendments permit reporting entities to elect to account for their tax equity investments, regardless of the tax credit program from which the income tax credits are received, using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the income tax credits and other income tax benefits received and recognizes the net amortization and income tax credits and other income tax benefits in the income statement as a component of income tax expense (benefit). These amendments are effective for the Company from January 1, 2024. There was no impact resulting from these amendments on our Audited Consolidated Financial Statements or related disclosures.
In November 2023, the FASB issued ASU 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this Update improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments in this Update: 1) require that a public entity disclose, on an annual and interim basis, significant segment expenses that are regularly provided to the Chief Operating Decision Maker ("CODM") and included within each reported measure of segment profit or loss; 2) require that a public entity disclose, on an annual and interim basis, an amount for other segment items by reportable segment and a description of its composition; 3) require that a public entity provide all annual disclosures about a reportable segment’s profit or loss and assets currently required by Topic 280 in interim periods; 4) clarify that if the CODM uses more than one measure of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources, a public entity may report one or more of those additional measures of segment profit. However, at least one of the reported segment profit or loss measures (or the single reported measure, if only one is disclosed) should be the measure that is most consistent with the measurement principles used in measuring the corresponding amounts in the public entity’s consolidated financial statements; 5) require that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources; 6) Require that a public entity that has a single reportable segment provide all the disclosures required by the amendments in this Update and all existing segment disclosures in Topic 280. These amendments are effective for the Company for annual periods beginning from January 1, 2024 and interim periods beginning January 1, 2025. Our updated disclosures are included in Note 4 - Segments.
Accounting pronouncements that have been issued but not yet adopted

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2023-05 Business Combinations—Joint Venture Formations (Subtopic 805-60): Recognition and Initial Measurement	The amendments in this Update address the accounting for contributions made to a joint venture, upon formation, in a joint venture’s separate financial statements. The objectives of the amendments are to:
(1) provide decision-useful information to investors and other allocators of capital (collectively, investors) in a joint venture’s financial statements; and
(2) reduce diversity in practice.
	To reduce diversity in practice and provide decision-useful information to a joint venture’s investors, the Board decided to require that a joint venture apply a new basis of accounting upon formation, resulting in a joint venture, upon formation, being required to recognize and initially measure its assets and liabilities at fair value (with exceptions to fair value measurement that are consistent with the business combinations guidance).	January 1, 2025	No material impact expected
ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures	The amendments in this Update require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income (or loss) by the applicable statutory income tax rate). A public business entity is required to provide an explanation, if not otherwise evident, of the individual reconciling items disclosed, such as the nature, effect, and underlying causes of the reconciling items and the judgment used in categorizing the reconciling items.
	The other amendments in this Update improve the effectiveness and comparability of disclosures by (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant.	January 1, 2025	Impact to our related disclosures expected

ASU 2024-01: Compensation—Stock Compensation (Topic 718)	The amendments in this Update improve GAAP by adding an illustrative example to demonstrate how an entity should apply the scope guidance in paragraph 718-10-15-3 to determine whether a profits interest award should be accounted for in accordance with Topic 718, Compensation—Stock Compensation. The fact patterns in the illustrative example focus on the scope conditions in paragraph 718-10-15-3. The illustrative example is intended to reduce (1) complexity in determining whether a profits interest award is subject to the guidance in Topic 718 and (2) existing diversity in practice.	January 1, 2025	No material impact expected
ASU 2024-03: Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)	The amendments in this Update require disclosure, in the notes to financial statements of specified information about certain costs and expenses. The amendments require that at each interim and annual reporting period an entity:
(1) disclose the amounts of (a) purchases of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization, and (e) depreciation, depletion, and amortization recognized as part of oil- and gas-producing activities (DD&A) (or other amounts of depletion expense) included in each relevant expense caption;
(2) include certain amounts that are already required to be disclosed under current generally accepted accounting principles (GAAP) in the same disclosure as the other disaggregation requirements;
(3) disclose a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively; and
(4) disclose the total amount of selling expenses and, in annual reporting periods, an entity’s definition of selling expenses.
	An entity is not precluded from providing additional voluntary disclosures that may provide investors with additional decision-useful information.	January 1, 2027	Impact to our related disclosures expected
ASU 2024-04: Debt—Debt with Conversion and Other Options (Subtopic 470-20)	The amendments in this Update clarify the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. Under the amendments, to account for a settlement of a convertible debt instrument as an induced conversion, an inducement offer is required to provide the debt holder with, at a minimum, the consideration (in form and amount) issuable under the conversion privileges provided in the terms of the instrument. An entity should assess whether this criterion is satisfied as of the date the inducement offer is accepted by the holder. If, when applying this criterion, the convertible debt instrument had been exchanged or modified (without being deemed substantially different) within the one-year period leading up to the offer acceptance date, an entity should compare the terms provided in the inducement offer with the terms that existed one year before the offer acceptance date. The amendments do not change the other criteria that are required to be satisfied to account for a settlement transaction as an induced conversion. The amendments in this Update also make additional clarifications to assist stakeholders in applying the guidance.	January 1, 2026	Under evaluation
The FASB have issued further updates not included above. We do not currently expect any of these updates to have a material impact on our Audited Consolidated Financial Statements and related disclosures either on transition or in future periods.